Employee costs and share plans for employees - Reconciliation and weighted average value of awards (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£) EquityInstruments	Dec. 31, 2025 USD ($) EquityInstruments	Dec. 31, 2024 GBP (£) EquityInstruments	Dec. 31, 2024 USD ($) EquityInstruments	Dec. 31, 2023 GBP (£) EquityInstruments shares	Dec. 31, 2023 USD ($) EquityInstruments shares
Share plans
Granted | shares					267,000	267,000
Ordinary shares | AstraZeneca Performance Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,571	3,571	3,645	3,645	3,630	3,630
Granted	904	904	1,064	1,064	976	976
Forfeited	(99)	(99)	(137)	(137)	(148)	(148)
Cancelled			(2)	(2)
Exercised	(986)	(986)	(999)	(999)	(813)	(813)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,390	3,390	3,571	3,571	3,645	3,645
Weighted average fair value - granted | £	£ 110.54		£ 90.28		£ 99.29
Ordinary shares | AstraZeneca Global Restricted Stock Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,169	3,169	2,897	2,897	2,469	2,469
Granted	1,045	1,045	1,262	1,262	1,185	1,185
Forfeited	(250)	(250)	(235)	(235)	(187)	(187)
Exercised	(1,030)	(1,030)	(755)	(755)	(570)	(570)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,934	2,934	3,169	3,169	2,897	2,897
Weighted average fair value - granted | £	£ 119.61		£ 100.85		£ 108.22
Ordinary shares | AstraZeneca Restricted Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	338	338	335	335	233	233
Granted	298	298	100	100	208	208
Forfeited	(33)	(33)	(8)	(8)	(20)	(20)
Cancelled			(1)	(1)
Exercised	(114)	(114)	(88)	(88)	(86)	(86)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	489	489	338	338	335	335
Weighted average fair value - granted | £	£ 121.42		£ 111.11		£ 111.35
Ordinary shares | Astrazeneca Extended Incentive Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	162	162	215	215	259	259
Granted					71	71
Forfeited			(31)	(31)	(8)	(8)
Exercised			(22)	(22)	(107)	(107)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	162	162	162	162	215	215
Weighted average fair value - granted | £					£ 117.48
ADR shares | AstraZeneca Performance Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	6,150	6,150	5,888	5,888	5,724	5,724
Granted	1,974	1,974	2,250	2,250	2,071	2,071
Forfeited	(553)	(553)	(400)	(400)	(437)	(437)
Cancelled			(2)	(2)
Exercised	(1,781)	(1,781)	(1,586)	(1,586)	(1,470)	(1,470)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	5,790	5,790	6,150	6,150	5,888	5,888
Weighted average fair value - granted | $		$ 70.34		$ 57.99		$ 59.95
ADR shares | AstraZeneca Global Restricted Stock Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	16,166	16,166	13,868	13,868	11,683	11,683
Granted	6,428	6,428	7,014	7,014	6,343	6,343
Forfeited	(1,616)	(1,616)	(1,414)	(1,414)	(1,417)	(1,417)
Cancelled			(6)	(6)	(3)	(3)
Exercised	(4,809)	(4,809)	(3,296)	(3,296)	(2,738)	(2,738)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	16,169	16,169	16,166	16,166	13,868	13,868
Weighted average fair value - granted | $		$ 75.91		$ 64.91		$ 65.38
ADR shares | AstraZeneca Restricted Share Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,057	1,057	767	767	678	678
Granted	386	386	699	699	436	436
Forfeited	(214)	(214)	(57)	(57)	(59)	(59)
Exercised	(343)	(343)	(352)	(352)	(288)	(288)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	886	886	1,057	1,057	767	767
Weighted average fair value - granted | $		$ 78.96		$ 75.23		$ 65.37
ADR shares | Astrazeneca Extended Incentive Plan
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	247	247	247	247	195	195
Granted					95	95
Forfeited	(48)	(48)
Cancelled					(34)	(34)
Exercised					(9)	(9)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	199	199	247	247	247	247
Weighted average fair value - granted | $						$ 74.78